Nature of Operations and Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Construction Equipment [Member]
Property and equipment estimated useful life	10 years
Leasehold Improvements [Member]
Property and equipment useful lives	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures [Member]
Property and equipment estimated useful life	5 years
Computers [Member]
Property and equipment estimated useful life	3 years
Vehicles [Member]
Property and equipment estimated useful life	10 years